Schedule of Compensation Warrants (Details)	6 Months Ended
Jan. 31, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	8,417,640
Share Purchase Warrants, Exercisable	8,417,640
Exercise Price Range One [member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	9,782
Share Purchase Warrants, Exercise Price | $ / shares	$ 28.80
Share Purchase Warrants, Exercisable	9,782
Exercise Price Range Two [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	51,698
Share Purchase Warrants, Exercise Price | $ / shares	$ 4.41
Share Purchase Warrants, Exercisable	51,698
Exercise Price Range Three [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	3,985,817
Share Purchase Warrants, Exercise Price | $ / shares	$ 5.31
Share Purchase Warrants, Exercisable	3,985,817
Compensation Warrants [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	76,961
Share Purchase Warrants, Exercisable	76,961
Compensation Warrants [Member] | Exercise Price Range One [member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	4,890
Share Purchase Warrants, Exercise Price | $ / shares	$ 4.41
Share Purchase Warrants, Exercisable	4,890
Share Purchase Warrants, Expiry Date	Nov. 16, 2025
Compensation Warrants [Member] | Exercise Price Range Two [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	17,074
Share Purchase Warrants, Exercise Price | $ / shares	$ 5.31
Share Purchase Warrants, Exercisable	17,074
Share Purchase Warrants, Expiry Date	Feb. 26, 2026
Compensation Warrants [Member] | Exercise Price Range Three [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	54,997
Share Purchase Warrants, Exercise Price | $ / shares	$ 6.19
Share Purchase Warrants, Exercisable	54,997
Share Purchase Warrants, Expiry Date	Jun. 07, 2026